SCHEDULE OF AMOUNTS OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES (Details) - Creative Motion Technology, LLC [Member]	Mar. 06, 2022 USD ($)
Business Combination [Line Items]
Cash	$ 26,042
Inventory	82,588
Total Assets Acquired	108,630
Loss on acquisition of entity owned by CEO.	1,391,370
Preferred Shares	1,500,000
Total Purchase Price	$ 1,500,000